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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22785

REALTY CAPITAL INCOME FUNDS TRUST

(Exact name of registrant as specified in charter)

405 Park Avenue, 15th Floor   New York, NY  10022

(Address of principal executive offices)(Zip code)

John H. Grady, President

405 Park Avenue, 15th Floor

New York, NY  10022

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 415-6500

Date of fiscal year end:  3/31

Date of reporting period:  July 1, 2012 – June 30, 2013

ITEM 1. PROXY VOTING RECORD:

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Registrant:Realty Capital Income Funds Trust
Investment Company Act file number: 811-22785
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Realty Capital Income Funds Trust did not vote any proxies for the reporting period ended June 30, 2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

REALTY CAPITAL INCOME FUNDS TRUST

By (Signature and Title)*   /s/John H. Grady

John H. Grady, President

Date

August 13, 2013

* Print the name and title of each signing officer under his or her signature.